UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009


Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 95.8%	SHARES	VALUE
Aerospace & Defense - 2.7%
Hexcel Corp.*	106,284	$1,379,566

Capital Markets - 8.6%
Affiliated Managers Group, Inc.*	20,854	1,404,517
Stifel Financial Corp.*	20,321	1,203,816
Waddell & Reed Financial, Inc.	55,386	1,691,488
4,299,821

Chemicals - 2.8%
Airgas, Inc.	29,337	1,396,441

Commercial Banks - 4.3%
First Midwest Bancorp, Inc.	89,546	975,156
Independent Bank Corp.	57,678	1,204,893
2,180,049

Commercial Services & Supplies - 5.9%
Herman Miller, Inc.	62,436	997,727
Interface, Inc.	91,079	756,867
Standard Parking Corp.*	75,011	1,191,175
2,945,769

Diversified Consumer Services - 5.4%
Brink's Home Security Holdings, Inc.*	44,410	1,449,542
Steiner Leisure Ltd.*	31,329	1,245,641
2,695,183

Electrical Equipment - 8.5%
Acuity Brands, Inc.	35,916	1,280,046
Regal-Beloit Corp.	28,444	1,477,382
Thomas & Betts Corp.*	42,051	1,505,005
4,262,433

Electronic Equipment & Instruments - 8.8%
Anixter International, Inc.*	21,434	1,009,541
Littelfuse, Inc.*	52,193	1,678,005
Plexus Corp.*	60,249	1,717,097
4,404,643

Energy Equipment & Services - 4.2%
Cal Dive International, Inc.*	89,777	678,714
Superior Energy Services, Inc.*	58,008	1,409,014
2,087,728

Food Products - 5.6%
Lance, Inc.	50,550	1,329,465
TreeHouse Foods, Inc.*	37,723	1,465,916
2,795,381

Gas Utilities - 1.9%
South Jersey Industries, Inc.	24,836	948,238

Health Care Providers & Services - 2.5%
Owens & Minor, Inc.	29,605	1,270,943

Insurance - 5.6%
Hanover Insurance Group, Inc.	35,959	1,597,658
Markel Corp.*	3,553	1,208,020
2,805,678

IT Services - 2.3%
Forrester Research, Inc.*	44,323	1,150,182

Machinery - 8.1%
IDEX Corp.	45,771	1,425,767
Middleby Corp.*	29,136	1,428,247
Snap-on, Inc.	29,053	1,227,780
4,081,794

Metals & Mining - 2.1%
Compass Minerals International, Inc.	15,476	1,039,832

Multiline Retail - 1.6%
Saks, Inc.*	118,953	780,332

Oil, Gas & Consumable Fuels - 2.3%
Comstock Resources, Inc.*	28,953	1,174,623

Personal Products - 2.0%
Alberto-Culver Co.	35,197	1,030,920

Professional Services - 2.1%
Administaff, Inc.	45,650	1,076,884

Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust	36,483	1,336,372

Software - 2.4%
Lawson Software, Inc.*	181,390	1,206,244

Textiles, Apparel & Luxury Goods - 3.4%
Phillips-Van Heusen Corp.	42,089	1,712,181

Total Equity Securities (Cost $40,022,355)	48,061,237

EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 2000 Index Fund	16,250	1,011,725

Total Exchange Traded Funds (Cost $979,437)	1,011,725

TIME DEPOSIT - 2.2%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$1,093,756	1,093,756

Total Time Deposit (Cost $1,093,756)	1,093,756

TOTAL INVESTMENTS (Cost $42,095,548) - 100.0%	50,166,718
Other assets and liabilities, net - 0.0%	13,954
NET ASSETS - 100%	$50,180,672
=============

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT MID CAP VALUE FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 97.7%	SHARES	VALUE
Capital Markets - 11.8%
Affiliated Managers Group, Inc.*	20,645	$1,390,441
Invesco Ltd.	15,877	372,951
Lazard Ltd.	35,044	1,330,620
T. Rowe Price Group, Inc.	22,689	1,208,189
4,302,201

Chemicals - 3.0%
Airgas, Inc.	22,699	1,080,472

Commercial Banks - 4.8%
City National Corp.	23,125	1,054,500
M&T Bank Corp.	10,440	698,332
1,752,832

Containers & Packaging - 2.4%
Owens-Illinois, Inc.*	26,961	886,208

Diversified Consumer Services - 2.0%
Brink's Home Security Holdings, Inc.*	22,488	734,008

Diversified Telecommunication Services - 1.4%
Frontier Communications Corp.	66,155	516,671

Electronic Equipment & Instruments - 3.1%
Avnet, Inc.*	38,009	1,146,351

Energy Equipment & Services - 3.6%
Superior Energy Services, Inc.*	54,265	1,318,097

Food Products - 2.5%
H.J. Heinz Co.	21,350	912,926

Health Care Equipment & Supplies - 3.1%
DENTSPLY International, Inc.	32,086	1,128,465

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	41,762	1,088,735
Laboratory Corp. of America Holdings*	7,304	546,631
1,635,366

Hotels, Restaurants & Leisure - 3.0%
Starbucks Corp.*	48,341	1,114,743

Household Durables - 2.2%
Mohawk Industries, Inc.*	16,608	790,541

Insurance - 6.5%
Allied World Assurance Co. Holdings Ltd.	18,952	873,119
Markel Corp.*	2,399	815,660
Torchmark Corp.	15,993	702,892
2,391,671

IT Services - 5.6%
Fiserv, Inc.*	17,745	860,278
Hewitt Associates, Inc.*	28,315	1,196,592
2,056,870

Life Sciences - Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.*	19,912	949,603

Machinery - 6.2%
IDEX Corp.	36,931	1,150,401
Snap-on, Inc.	26,690	1,127,919
2,278,320

Media - 2.9%
Omnicom Group, Inc.	27,095	1,060,769

Metals & Mining - 1.8%
Compass Minerals International, Inc.	9,638	647,577

Multiline Retail - 3.4%
Nordstrom, Inc.	33,331	1,252,579

Oil, Gas & Consumable Fuels - 2.3%
Range Resources Corp.	16,559	825,466

Professional Services - 2.9%
Manpower, Inc.	19,162	1,045,862

Real Estate Investment Trusts - 2.6%
Boston Properties, Inc.	14,156	949,443

Software - 2.6%
ANSYS, Inc.*	21,580	937,867

Specialty Retail - 3.5%
Tiffany & Co.	29,788	1,280,884

Textiles, Apparel & Luxury Goods - 1.4%
Phillips-Van Heusen Corp.	12,801	520,745

Thrifts & Mortgage Finance - 2.9%
People's United Financial, Inc.	64,037	1,069,418

Trading Companies & Distributors - 3.1%
W.W. Grainger, Inc.	11,761	1,138,818

Total Equity Securities (Cost $31,126,380)	35,724,773

TIME DEPOSIT - 1.7%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$606,521	606,521

Total Time Deposit (Cost $606,521)	606,521

TOTAL INVESTMENTS (Cost $31,732,901) - 99.4%	36,331,294
Other assets and liabilities, net - 0.6%	235,420
NET ASSETS - 100%	$36,566,714
============

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 99.2%	SHARES	VALUE
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	212,500	$12,480,125

Biotechnology - 4.1%
Amgen, Inc.*	132,000	7,467,240
Biogen Idec, Inc.*	238,200	12,743,700
Gilead Sciences, Inc.*	309,800	13,408,144
33,619,084

Capital Markets - 3.9%
BlackRock, Inc.	34,400	7,987,680
Franklin Resources, Inc.	38,400	4,045,440
Goldman Sachs Group, Inc.	72,000	12,156,480
State Street Corp.	173,800	7,567,252
31,756,852

Chemicals - 4.3%
Ecolab, Inc.	208,800	9,308,304
Lubrizol Corp.	117,200	8,549,740
Potash Corporation of Saskatchewan, Inc.	88,000	9,548,000
Praxair, Inc.	103,600	8,320,116
35,726,160

Commercial Banks - 1.5%
Barclays plc (ADR)	413,600	7,279,360
Regions Financial Corp.	1,007,600	5,330,204
12,609,564

Communications Equipment - 2.2%
Cisco Systems, Inc.*	339,200	8,120,448
Research In Motion Ltd.*	153,200	10,347,128
18,467,576

Computers & Peripherals - 8.8%
Apple, Inc. (t)*	106,900	22,540,934
Hewlett-Packard Co.	269,100	13,861,341
International Business Machines Corp.	198,516	25,985,744
Seagate Technology LLC	553,200	10,062,708
72,450,727

Consumer Finance - 1.0%
SLM Corp.*	727,000	8,193,290

Diversified Consumer Services - 2.0%
DeVry, Inc.	168,200	9,541,986
ITT Educational Services, Inc.*	68,700	6,592,452
16,134,438

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	262,900	7,369,087
Telefonica SA (ADR)	95,900	8,009,568
15,378,655

Electrical Equipment - 2.2%
Cooper Industries plc	226,100	9,640,904
First Solar, Inc.*	61,500	8,327,100
17,968,004

Electronic Equipment & Instruments - 1.0%
Dolby Laboratories, Inc.*	174,100	8,309,793

Energy Equipment & Services - 6.0%
Cameron International Corp.*	374,800	15,666,640
FMC Technologies, Inc.*	229,600	13,280,064
Noble Corp.	509,500	20,736,650
49,683,354

Food & Staples Retailing - 1.4%
Walgreen Co.	312,700	11,482,344

Food Products - 2.0%
Campbell Soup Co.	250,000	8,450,000
General Mills, Inc.	115,700	8,192,717
16,642,717

Gas Utilities - 1.3%
Questar Corp.	262,100	10,895,497

Health Care Equipment & Supplies - 2.0%
Stryker Corp.	329,700	16,606,989

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	331,500	8,642,205
Express Scripts, Inc.*	148,400	12,829,180
21,471,385

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.*	456,200	10,519,972

Household Products - 1.0%
Procter & Gamble Co.	140,100	8,494,263

Insurance - 3.1%
Aflac, Inc.	190,800	8,824,500
Prudential Financial, Inc.	152,700	7,598,352
XL Capital Ltd.	470,800	8,629,764
25,052,616

Internet & Catalog Retail - 3.2%
Amazon.com, Inc.*	192,700	25,922,004

Internet Software & Services - 4.7%
eBay, Inc.*	527,500	12,417,350
Google, Inc.*	41,700	25,853,166
38,270,516

IT Services - 6.9%
Cognizant Technology Solutions Corp.*	320,400	14,514,120
Infosys Technologies Ltd. (ADR)	278,376	15,385,841
MasterCard, Inc.	65,300	16,715,494
Visa, Inc.	118,000	10,320,280
56,935,735

Life Sciences - Tools & Services - 1.1%
Life Technologies Corp.*	166,300	8,685,849

Media - 1.9%
Time Warner, Inc.	257,933	7,516,168
Viacom, Inc., Class B*	268,800	7,991,424
15,507,592

Metals & Mining - 0.7%
Aluminum Corp. of China Ltd. (ADR)*	203,000	5,531,750

Multiline Retail - 1.7%
Dollar Tree, Inc.*	164,800	7,959,840
Family Dollar Stores, Inc.	220,300	6,130,949
14,090,789

Oil, Gas & Consumable Fuels - 1.7%
Southwestern Energy Co.*	285,300	13,751,460

Personal Products - 1.9%
Estee Lauder Co.'s, Inc.	179,700	8,690,292
Mead Johnson Nutrition Co.	163,860	7,160,682
15,850,974

Pharmaceuticals - 6.3%
Allergan, Inc.	207,200	13,055,672
Bristol-Myers Squibb Co.	222,039	5,606,485
Forest Laboratories, Inc.*	511,400	16,421,054
Johnson & Johnson	255,644	16,466,030
51,549,241

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	418,200	8,531,280
Micron Technology, Inc.*	1,619,500	17,101,920
25,633,200

Software - 2.4%
Microsoft Corp.	646,800	19,720,932

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	166,300	6,731,824
CarMax, Inc.*	378,600	9,181,050
Ross Stores, Inc.	195,200	8,336,992
TJX Co.'s, Inc.	321,500	11,750,825
36,000,691

Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	813,900	11,174,847

Trading Companies & Distributors - 1.5%
W.W. Grainger, Inc.	126,600	12,258,678

Venture Capital - 0.2%
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	588,392
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	78,388
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	787,025
Village Laundry Services, Inc. (b)(i)*	9,444	500,000
1,953,805

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV (ADR), Series L	182,600	8,578,548

Total Equity Securities (Cost $727,608,270)	815,360,016

LIMITED PARTNERSHIP INTEREST - 0.1%	ADJUSTED BASIS
China Environment Fund III (b)(i)*	$722,427	802,493
LeapFrog Financial Inclusion Fund (b)(i)*	126,481	90,035

Total Limited Partnership Interest (Cost $848,908)	892,528

CERTIFICATES OF DEPOSIT - 0.0%	PRINCIPAL AMOUNT
ShoreBank, 2.13%, 2/11/10 (b)(k)	$100,000	99,820

Total Certificates of Deposit (Cost $100,000)	99,820

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	3,000,000	2,925,810

Total High Social Impact Investments (Cost $3,000,000)	2,925,810

TIME DEPOSIT - 0.2%
State Street Corp. Time Deposit, 0.00%, 1/4/10	1,396,497	1,396,497

Total Time Deposit (Cost $1,396,497)	1,396,497

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
SEAF Global SME Facility, 9.00%, 12/31/14 (b)(i)	1,500,000	1,500,000

Total Venture Capital Debt Obligations (Cost $1,500,000)	1,500,000

TOTAL INVESTMENTS (Cost $734,453,675) - 100.0%	822,174,671
Other assets and liabilities, net - 0.0%	(135,607)
NET ASSETS - 100%	$822,039,064
===============

(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 0.9% of the net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 24,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	$3,000,000
China Environment Fund III LP	1/24/08 - 12/15/09	722,427
LeapFrog Financial Inclusion Fund LP	7/8/09 - 12/23/09	126,481
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
SEAF Global SME Facility, 9.00%, 12/31/14	12/16/09	1,500,000
Village Laundry Services, Inc.	7/22/09	500,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 97.8%	SHARES	VALUE
Australia - 3.2%
Ceramic Fuel Cells Ltd.*	18,922,273	$3,775,934
Energy Developments Ltd.	630,218	1,529,738
Infigen Energy	2,169,717	2,700,328
8,006,000

Austria - 2.9%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	167,694	7,108,975

Belgium - 3.2%
4Energy Invest NV*	166,841	1,078,766
Hansen Transmissions International NV*	3,900,171	6,866,978
7,945,744

Brazil - 2.2%
Cosan Ltd.*	621,500	5,407,050

Canada - 0.4%
Ballard Power Systems, Inc.*	504,294	958,954

Chile - 1.6%
Enersis SA (ADR)	178,396	4,078,133

China - 4.5%
China High Speed Transmission Equipment Group Co. Ltd.	1,380,000	3,340,102
China Longyuan Power Group Corp.*	1,924,000	2,491,257
Gushan Environmental Energy Ltd. (ADR)	654,900	864,468
Suntech Power Holdings Co. Ltd. (ADR)*	232,382	3,864,513
Yingli Green Energy Holding Co. Ltd. (ADR)*	40,200	635,562
11,195,902

Denmark - 5.4%
Greentech Energy Systems A/S*	227,777	1,045,287
Vestas Wind Systems A/S*	200,500	12,266,621
13,311,908

France - 3.1%
La séchilienne-Sidec SA	188,340	7,585,366

Germany - 9.0%
Centrotherm Photovoltaics AG*	10,447	629,834
Manz Automation AG*	36,412	3,457,545
Phoenix Solar AG	35,280	2,136,483
REpower Systems AG*	9,225	1,651,159
SMA Solar Technology AG	23,031	3,080,447
Solar Millennium AG*	23,126	1,169,718
Wacker Chemie AG	58,506	10,203,037
22,328,223

Italy - 0.3%
Actelios SpA	170,251	876,467

Japan - 3.0%
Kyocera Corp.	85,400	7,535,369

Norway - 2.5%
Renewable Energy Corp. ASA*	802,991	6,138,684

South Korea - 1.0%
Taewoong Co. Ltd.*	37,190	2,379,694

Spain - 17.7%
Acciona SA	69,553	9,032,704
EDP Renovaveis SA*	1,025,913	9,696,957
Gamesa Corp. Tecnologica SA	634,779	10,640,072
Iberdrola Renovables SA	3,080,656	14,675,770
44,045,503

Sweden - 0.5%
Opcon AB*	173,250	1,178,537

Switzerland - 0.5%
Meyer Burger Technology AG*	4,815	1,221,130

United Kingdom - 8.5%
Clipper Windpower plc*	288,931	798,977
ITM Power plc*	1,390,219	354,270
Johnson Matthey plc	219,980	5,437,325
PV Crystalox Solar plc	1,642,121	1,628,635
Scottish & Southern Energy plc	691,721	12,935,578
21,154,785

United States - 28.3%
American Superconductor Corp.*	129,258	5,286,652
Applied Materials, Inc.	638,710	8,903,617
Calgon Carbon Corp.*	44,488	618,383
Covanta Holding Corp.*	519,385	9,395,675
Energy Conversion Devices, Inc.*	41,800	441,826
First Solar, Inc.*	65,551	8,875,605
FPL Group, Inc.	230,698	12,185,468
FuelCell Energy, Inc.*	619,325	2,328,662
GT Solar International, Inc.*	172,205	957,460
Itron, Inc.*	44,613	3,014,501
MEMC Electronic Materials, Inc.*	657,237	8,951,568
Ormat Technologies, Inc.	148,527	5,620,262
Plug Power, Inc.*	397,503	282,227
STR Holdings, Inc.*	110,523	1,736,316
SunPower Corp.*	62,512	1,480,284
70,078,506

Total Equity Securities (Cost $235,583,022)	242,534,930

TIME DEPOSIT - 2.3%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$5,721,328	5,721,328

Total Time Deposit (Cost $5,721,328)	5,721,328

TOTAL INVESTMENTS (Cost $241,304,350) - 100.1%	248,256,258
Other assets and liabilities, net - (0.2%)	(373,035)
NET ASSETS - 100%	$247,883,223
==============

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 94.8%	SHARES	VALUE
Australia - 0.8%
Crane Group Ltd.	14,826	$124,971

Cayman Islands - 0.6%
Consolidated Water Co., Inc.	6,182	88,341

Finland - 1.0%
Uponor Oyj	7,671	164,183

France - 5.3%
Suez Environnement SA	23,859	551,127
Veolia Environnement	8,704	286,175
837,302

Hong Kong - 4.3%
China Everbright International Ltd.	534,000	273,371
Guangdong Investment Ltd.	678,000	394,704
668,075

Italy - 2.8%
ACEA SpA	14,403	153,847
Hera SpA	125,573	290,548
444,395

Japan - 11.8%
Ebara Corp.*	60,000	257,725
Kurita Water Industries Ltd.	16,100	503,265
Nitto Denko Corp.	11,000	392,183
Toray Industries, Inc.	81,000	436,653
Torishima Pump Manufacturing Co. Ltd.	11,800	255,202
1,845,028

Netherlands - 1.9%
Arcadis NV	13,415	301,749

Singapore - 1.0%
Hyflux Ltd.	62,000	155,838

Sweden - 0.6%
Cardo AB	3,100	92,777

Switzerland - 3.5%
Geberit AG	3,140	555,589

United Kingdom - 10.2%
Halma plc	31,008	120,811
Northumbrian Water Group plc	51,093	222,440
Pennon Group plc	54,809	475,969
Severn Trent plc	21,199	370,578
United Utilities Group plc	50,895	405,238
1,595,036

United States - 51.0%
Agilent Technologies, Inc.*	27,188	844,731
American States Water Co.	3,724	131,867
American Water Works Co., Inc.	34,590	775,162
Aqua America, Inc.	8,040	140,780
Arch Chemicals, Inc.	2,539	78,404
Calgon Carbon Corp.*	27,775	386,073
California Water Service Group	8,024	295,444
Danaher Corp.	7,048	530,009
Flowserve Corp.	6,067	573,513
Franklin Electric Co., Inc.	3,099	90,119
IDEX Corp.	9,312	290,069
Insituform Technologies, Inc.*	17,160	389,875
Itron, Inc.*	639	43,177
Layne Christensen Co.*	3,456	99,222
Met-Pro Corp.	2,893	30,724
Millipore Corp.*	6,878	497,623
Mueller Water Products, Inc.	35,154	182,801
Nalco Holding Co.	10,693	272,778
Northwest Pipe Co.*	661	17,754
Pall Corp.	11,793	426,907
Pentair, Inc.	20,776	671,065
Roper Industries, Inc.	4,489	235,089
Tetra Tech, Inc.*	16,184	439,719
Valmont Industries, Inc.	3,816	299,365
Watts Water Technologies, Inc.	8,517	263,346
8,005,616

Total Equity Securities (Cost $13,036,194)	14,878,900

TIME DEPOSIT - 7.6%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$1,198,150	1,198,150

Total Time Deposit (Cost $1,198,150)	1,198,150

TOTAL INVESTMENTS (Cost $14,234,344) - 102.4%	16,077,050
Other assets and liabilities, net - (2.4%)	(376,188)
NET ASSETS - 100%	$15,700,862
=========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, Global Alternative Energy and Global Water. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy and Global Water are registered as non-diversified portfolios. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares. Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On December 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2009, securities valued at $7,371,963 or 0.9% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Large Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$813,406,211	--	$1,953,805	$815,360,016
Limited partnership interest	--	--	892,528	892,528
Other debt obligations	--	$1,396,497	4,525,630	5,922,127
TOTAL	$813,406,211	$1,396,497	$7,371,963**	$822,174,671
==============================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.9% of net assets.

Small Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$48,061,237	--	--	$48,061,237
Exchange traded funds	1,011,725	--	--	1,011,725
Other debt obligations	--	$1,093,756	--	1,093,756
TOTAL	$49,072,962	$1,093,756	--	$50,166,718
========================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Mid Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$35,724,773	--	--	$35,724,773
Other debt obligations	--	$606,521	--	606,521
TOTAL	$35,724,773	$606,521	--	$36,331,294
========================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$88,378,443	$154,156,487**	--	$242,534,930
Other debt obligations	--	5,721,328	--	5,721,328
TOTAL	$88,378,443	$159,877,815	--	$248,256,258
=============================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,093,958	$6,784,942**	--	$14,878,900
Other debt obligations	--	1,198,150	--	1,198,150
TOTAL	$8,093,958	$7,983,092	--	$16,077,050
==========================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2009, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	Large Cap Growth	Small Cap Value	Mid Cap Value	Global Alternative Energy
Federal income tax cost of investments	$734,426,610	$42,384,101	$32,239,802	$280,310,222
Unrealized appreciation	140,871,340	8,505,253	5,364,639	19,784,846
Unrealized depreciation	(53,123,279)	(722,636)	(1,273,147)	(51,838,810)
Net unrealized appreciation/ (depreciation)	$87,748,061	$7,782,617	$4,091,492	($32,053,964)

	Global Water
Federal income tax cost of investments	$14,385,480
Unrealized appreciation	1,755,200
Unrealized depreciation	(63,630)
Net unrealized appreciation/ (depreciation)	$1,691,570

Capital Loss Carryforwards

Expiration Date	Small Cap Value	Mid Cap Value	Large Cap Growth	Global Alternative Energy
30-Sep-14	$18,476	$--	$--	$--
30-Sep-15	466,140	--	--	--
30-Sep-16	845,607	141,286	--	--
30-Sep-17	4,800,742	7,271,654	89,270,429	21,115,915
	$6,130,965	$7,412,940	$89,270,429	$21,115,915

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C - OTHER

In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund's investment in these securities. The aggregate amount of the future capital commitments totals $1,143,056 at December 31, 2009.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:  /s/ Barbara J. Krumsiek
             Barbara J. Krumsiek
             President -- Principal Executive Officer

Date:  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010